Premises And Equipment (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) contract	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation	$ 208	$ 211
Number of operating leases | contract	3
Lease expenses	$ 325	$ 311
Woodmere Lease [Member]
Property, Plant and Equipment [Line Items]
Operating lease term	128 months
Fairlawn Branch [Member]
Property, Plant and Equipment [Line Items]
Operating lease term	10 years
Renewal option term	5 years